Share Capital - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		2 Months Ended
	Feb. 20, 2018	Feb. 26, 2018
Dividend Declared [member]
Disclosure of classes of share capital [line items]
Dividend declared per share		$ 0.40
Estimated dividend to be paid		$ 258
Share repurchase program [member]
Disclosure of classes of share capital [line items]
Maximum percentage of outstanding common shares to be repurchased	5.00%
Period of share repurchase program	1 year